EMPLOYEE BENEFIT PLANS - Defined benefit pension plan (Details) - item	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined benefit pension plan - Colombia
EMPLOYEE BENEFIT PLANS
Number of participants covered by plan	522	555
Defined benefit pension plan - Panama
EMPLOYEE BENEFIT PLANS
Number of months prior to retirement used to determine benefit payments	120
Required service period	10 years
Number of participants covered by plan	42	47
Number of participants with deferred benefits	15	17
Number of participants receiving benefits	27	30
Defined benefit pension plan - Guatemala | Benefits Scenario 1
EMPLOYEE BENEFIT PLANS
Required service period	30 years
Percentage of monthly nominal wage in retirement pension plan	50.00%
Retirement Age	70 years
Defined benefit pension plan - Guatemala | Benefits Scenario 2
EMPLOYEE BENEFIT PLANS
Required service period	40 years
Percentage of monthly nominal wage in retirement pension plan	50.00%
Retirement Age	65 years
Defined benefit pension plan - Guatemala | Benefits Scenario 3
EMPLOYEE BENEFIT PLANS
Required service period	40 years
Percentage of monthly nominal wage in retirement pension plan	70.00%
Retirement Age	70 years
Defined benefit pension plan - Guatemala | Benefits Scenario 4
EMPLOYEE BENEFIT PLANS
Required service period	45 years
Percentage of monthly nominal wage in retirement pension plan	70.00%
Retirement Age	65 years